Additional Accounting Policy and Balance Sheet Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising [Abstract]
Capitalized Direct-response Advertising Costs	$ 4.4	$ 1.9
Advertising Expense	33.2	39.5	29.6
Catalog Amortization Expense Included in Advertising Expense	4.1	5.6	7.2
Direct-response Advertising Costs, Expected Period of Benefit	generally one to three years
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation	28.2	28.3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount Of Derivatives	2,030.0	719.0
Foreign Currency Transaction Gain (Loss) [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	(16.6)	(11.0)	(1.0)
Investments [Abstract]
Available-for-Sale Investments, Maximum Ownership Percentage	20.00%
Cost Method Investments	13.7	12.2
Presentation [Abstract]
Restricted Cash	49.0
Increase in Restricted Cash	(4.0)	45.1
Restricted Cash Serving as Collateral for Short-term Borrowings	36.0	45.0
Minimum [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Joint Ventures [Member]
Related Party Transaction [Line Items]
Purchases of Products for Resale from Joint Venture	46.6	48.3	45.1
Joint Ventures [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Joint Ventures [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Derivatives Designated as Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount Of Derivatives	$ 0